Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Funds Sold, Securities Purchased Under Resale Agreements and Other Short-Term Investments
Federal funds sold and securities purchased under resale agreements	$ 25,801,000,000	$ 33,884,000,000
Interest-earning deposits	186,249,000,000	102,408,000,000
Other short-term investments	1,743,000,000	1,021,000,000
Total	213,793,000,000	137,313,000,000
Loans [Member]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Securities purchased under long-term resale agreements	$ 10,100,000,000	$ 9,500,000,000